Basis of Presentation and Significant Accounting Policies - Schedule of Error Correction - Equity Statement (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 1,883	$ 2,597	$ 3,185	$ 2,153	$ 3,185	$ 2,552
OCI, net of tax	(10)	(10)	(274)	(2,156)		564
Net income	280	280	186	359		399
Ending balance	2,153	2,153	2,597	356	2,153	3,185
Previously reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
OCI, net of tax				(2,156)
Net income				617
Ending balance				614
Error correction, adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
OCI, net of tax				0
Net income				(258)
Ending balance				(258)
Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	6	6	6	6	6	6
Ending balance	6	6	6	6	6	6
Common Stock | Previously reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance				6
Ending balance	6	6		6	6
Common Stock | Error correction, adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance				0
Ending balance	0	0		0	0
Additional Paid-In Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	1,877	1,526	1,761	1,877	1,761	1,761
Ending balance	1,877	1,877	1,526	1,877	1,877	1,761
Additional Paid-In Capital | Previously reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance				1,877
Ending balance	1,877	1,877		1,877	1,877
Additional Paid-In Capital | Error correction, adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance				0
Ending balance	0	0		0	0
Accumulated Other Comprehensive Loss
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0	1,007	1,281	(10)	1,281	717
OCI, net of tax	(10)		(274)	(2,156)		564
Ending balance	(10)	(10)	1,007	(2,166)	(10)	1,281
Accumulated Other Comprehensive Loss | Previously reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance				(10)
OCI, net of tax				(2,156)
Ending balance	(10)	(10)		(2,166)	(10)
Accumulated Other Comprehensive Loss | Error correction, adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance				0
OCI, net of tax				0
Ending balance	0	0		0	0
Retained Earnings
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	0	58	137	280	137	68
Net income	280		186	359		399
Ending balance	280	280	$ 58	639	280	$ 137
Retained Earnings | Previously reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance				280
Net income				617
Ending balance	280	280		897	280
Retained Earnings | Error correction, adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance				0
Net income				(258)
Ending balance	$ 0	$ 0		$ (258)	$ 0